Shareholders' Equity (Details) - Schedule of information concerning outstanding and exercisable awards - Employees, Officers and Directors [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exercise Prices One [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	1,995,625	1,667,267
Awards outstanding, Weighted average remaining contractual life (years)	9 years 18 days	9 years 328 days
Awards exercisable, Number of awards outstanding balance	1,019,695	450,557
Awards exercisable, Weighted average remaining contractual life (years)	9 years 18 days	9 years 328 days
Exercise Prices Two [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	205,000
Awards outstanding, Weighted average remaining contractual life (years)	9 years 226 days
Awards exercisable, Number of awards outstanding balance	37,917
Awards exercisable, Weighted average remaining contractual life (years)	9 years 226 days
Exercise Prices Three [Member]
Class of Warrant or Right [Line Items]
Awards outstanding, Number of awards outstanding balance	180,500
Awards outstanding, Weighted average remaining contractual life (years)	9 years 339 days
Awards exercisable, Number of awards outstanding balance	4,167
Awards exercisable, Weighted average remaining contractual life (years)	9 years 339 days